Segmented information - Geographical segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 2,091,661	$ 2,156,852
Non-current assets, excluding deferred tax assets and financial instruments	3,947,528	4,261,904
Canada [member]
Disclosure of geographical areas [line items]
Revenue	424,079	316,611
Non-current assets, excluding deferred tax assets and financial instruments	3,401,828	3,417,254
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets and financial instruments	414,084	422,400
United States [Member]
Disclosure of geographical areas [line items]
Revenue	1,660,727	1,692,936
Non-current assets, excluding deferred tax assets and financial instruments	131,526	138,455
Kazakhstan [Member]
Disclosure of geographical areas [line items]
Non-current assets, excluding deferred tax assets and financial instruments	49	283,562
Germany [Member]
Disclosure of geographical areas [line items]
Revenue	2,817	147,305
Non-current assets, excluding deferred tax assets and financial instruments	41	233
Switzerland [Member]
Disclosure of geographical areas [line items]
Revenue	$ 4,038	$ 0